Long-term debt	12 Months Ended
Mar. 31, 2012
Long-term debt

18. Long-term debt

Long-term debt as of March 31, 2011 and March 31, 2012 was comprised of the following:

	As of March 31,
	2011		2012		2012
	(In millions)
Subordinated debt	Rs.	73,930.5	Rs.	111,056.5	US$	2,182.3
Others		19,356.7		67,310.1		1,322.6

Total	Rs.	93,287.2	Rs.	178,366.6	US$	3,504.9

The below table presents the balance of long term debt as of March 31, 2011 and March 31, 2012 and the related contractual rates and maturity dates:

	Years ended March 31,
	2011				2012
	Maturity /Call dates	Stated interest rates	Total		Maturity /Call dates	Stated interest rates	Total		Total
	(In Millions)
Subordinated debt
Lower Tier II
Fixed rate	2011 - 2019	5.90% to 10.70%	Rs.	33,312.0	2014 -2022	5.90% to 10.70%	Rs.	69,810.0	US$	1,371.8
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2016 - 2021	8.70% to 10.85%		34,159.0		671.2
Variable rate	2016 - 2017	LIBOR+1.2		4,459.5	2016 - 2017	LIBOR+1.2		5,087.5		100.0
Perpetual debt	2016 - 2017	9.92%		2,000.0	2016 - 2017	9.92%		2,000.0		39.3
Others
Variable rate—(1)	2011 - 2014	1.15% to 1.91%		5,351.4	2012 -2015	1.41% to 2.30%		31,033.8		609.8
Variable rate—(2)	2012 - 2019	9.60% to 10.0%		11,171.2	2012 -2019	10.50% to 10.85%		10,983.9		215.8
Fixed rate	2011 - 2014	8.75% to 10.5%		2,834.1	2012 -2019	8.00% to 11.50%		25,292.4		497.0

Total			Rs.	93,287.2			Rs.	178,366.6	US$	3,504.9

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2012
	(In millions)
Due in the fiscal year ending March 31:
2013	Rs.	19,687.8	US$	386.9
2014		9,532.2		187.3
2015		33,356.0		655.5
2016		16,020.0		314.8
2017		5,450.0		107.1
Thereafter (1)		92,320.6		1,814.1

Total	Rs.	176,366.6	US$	3,465.7

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

During the year ended March 31, 2012, the Bank issued subordinated debt qualifying for Upper Tier II capital amounting to nil (previous year Rs. 11,050.0 million). During the year ended March 31, 2012, the Bank issued subordinated debt qualifying for Lower Tier II capital amounting to Rs. 36,500.0 million (previous year nil)

As of March 31, 2011 and March 31, 2012, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 5,351.4 million and Rs.31,033.8 million, respectively, and functional currency borrowings aggregating to Rs. 14,005.3 million and Rs.36,276.3 million, respectively.